Loans and borrowings (Details) € in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	May 17, 2019 USD ($)	Apr. 17, 2019 USD ($)	Apr. 01, 2019 USD ($)	Dec. 31, 2018 USD ($)	Aug. 01, 2018 EUR (€)	Aug. 01, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Outstanding debt	$ 49	$ 4,028				$ 45
Loan agreement with the key shareholder of the Group IDSB Holding Limited
Disclosure of detailed information about borrowings [line items]
Face amount of debt			$ 5,000
Loan agreement with PLR Worldwide Sales Limited, a related party of the key shareholder of the Group IDSB Holding Limited
Disclosure of detailed information about borrowings [line items]
Face amount of debt				$ 1,000
Loan agreement with shareholder and Chief Executive Officer, Andrey Fadeev
Disclosure of detailed information about borrowings [line items]
Face amount of debt					$ 500
Loan agreement with Empathy International S. A
Disclosure of detailed information about borrowings [line items]
Face amount of debt							€ 40,000	$ 47,000
Outstanding debt	$ 49